Goodwill	3 Months Ended
Mar. 31, 2016
Goodwill
2. Goodwill

	Three months ended	Year ended
	March 31,	December 31,
	2016	2015
	(in thousands)

Opening balance	$588,434	$463,324
Current period acquisitions (Note 3)	-	133,123
Prior period acquisitions (Note 3)	5,773	4,418
Foreign exchange movement	(322)	(12,431)

Closing balance	$593,885	$588,434